OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets
Customer acquisition costs (see Note 3)	$ 126	$ 149
Tax advances (non-income tax)	7	33
Other non-financial assets	24	34
Total other non-current assets	157	216
Other current assets
Advances to suppliers	55	102
Input value added tax	49	160
Prepaid taxes	50	24
Other assets	54	58
Total other current assets	$ 208	$ 344